Goodwill and Intangible Assets, Net - Schedule of Goodwill (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Beginnina balance	$ 445,395	$ 445,395	$ 445,395
Acquisitions of Coastal Pride Company, Inc.		13,230	55,540	$ 9,038
Ending balance	445,395		445,395	445,395
Coastal Pride Company, Inc [Member]
Beginnina balance	$ 445,395	$ 445,395	445,395
Acquisitions of Coastal Pride Company, Inc.				445,395
Ending balance			$ 445,395	$ 445,395